Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 04, 2019 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 1,826,834	$ 503,505	$ 1,433,158	$ 5,743,682
Accounts receivable, net of allowance for CECL - trade receivable of $134,960 and $47,199 respectively		164,170
Prepaid expenses	116,877	11,765
Other receivables	482	3,069
Total Current Assets	1,944,193	682,509
Property and equipment, net	3,249,686	3,307,371
Non-Current Assets
Intangible assets - trademarks	8,924
VAT credit	5,198	9,362
Total Other Assets	14,122	9,362
Total Assets	5,208,001	3,999,242	$ 5,635,075		¥ 50
Current Liabilities:
Accounts payable and accrued liabilities	196,813	101,969
Due to related party	3,395
Deferred income	1,270	20,068
Series A warrants liabilities	1,424,932					$ 190,384
Total Current Liabilities	1,626,410	122,037
Total Liabilities	1,626,410	122,037
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 25,216,523 and 11,675,216 shares issued and outstanding as of December 31, 2024 and 2023, respectively	25,217	11,675
Additional paid in capital	9,870,996	6,845,394
Statutory reserve	327,140	327,140
Retained deficit	(6,552,641)	(3,363,436)
Accumulated other comprehensive (loss) income	(89,121)	56,432
Total Shareholders' Equity	3,581,591	3,877,205
Total Liabilities and Equity	$ 5,208,001	$ 3,999,242